Other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets	$ 75	$ 84
Deferred mobilization costs	5	14
Other	1	3
Total other non-current assets	$ 81	$ 101